Morgan Stanley Series Funds

522 Fifth Avenue

New York, NY 10036

October 20, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:          Morgan Stanley Series Funds: Morgan Stanley Commodities Alpha Fund

Securities Act File No. 333-143505

Investment Company Act File No. 811-22075

Registration Statement on Form N-14

Dear Mr. Greene:

On behalf of Morgan Stanley Commodities Alpha Fund (“Commodities Alpha”), a series of Morgan Stanley Series Funds (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “Investment Company Act”), each as amended, is the Registrant’s Registration Statement on Form N-14 (the “Reorganization Registration Statement”).  The Reorganization Registration Statement is being filed in connection with a proposed Agreement and Plan of Reorganization, pursuant to which substantially all of the assets of Morgan Stanley Natural Resource Development Securities Inc. (“Natural Resource”) will be transferred to Commodities Alpha in exchange for shares of beneficial interest of Commodities Alpha (the “Reorganization”).  As a result of the Reorganization, stockholders of Natural Resource will become shareholders of Commodities Alpha and will receive shares of Commodities Alpha equal to the value of their holdings in Natural Resource on the date of such transaction, and thereafter, Natural Resource will be dissolved.  Natural Resource offers Class A, Class B, Class C and Class I shares, while Commodities Alpha currently offers Class A, Class C and Class I shares(1).  Therefore, prior to the effective date of the Reorganization Registration Statement, the Registrant will need to update the Form N-1A prospectus and statement of additional information of Commodities Alpha in order to offer a new class of shares, Class B shares.  At a special meeting of stockholders to be held on January 12, 2010 (the “Meeting”), stockholders of Natural Resource will be asked to vote to approve or disapprove the Reorganization.

(1) Commodities Alpha also offers Class R and Class W shares, which are not affected by the Reorganization.

As previously discussed with you, we would like to outline the sequence of filings associated with the proposed Reorganization.  We anticipate filing post-effective amendment no. 12 to the Registrant’s Registration Statement on Form N-1A (the “Commodities Alpha Post-Effective Amendment”) under Rule 485(a) under the Securities Act on or about Friday, October 23, 2009 and requesting acceleration of the effective date of that registration statement to Wednesday, November 18, 2009(2).  The purpose of the Commodities Alpha Post-Effective Amendment is to update the financial information for Commodities Alpha for its fiscal year ended July 31, 2009 and to offer the new class of shares, Class B shares.  We anticipate filing a pre-effective amendment to the Reorganization Registration Statement (the “N-14 Pre-Effective Amendment”) on or about Wednesday, November 18, 2009 and requesting acceleration of its effective date to Friday, November 20, 2009.  Thus, we intend to include the updated Commodities Alpha prospectus included in the Commodities Alpha Post-Effective Amendment in the mailing to stockholders of Natural Resource of the definitive proxy statement and prospectus relating to the Reorganization.  With this sequence of filings, Natural Resource will be able to mail the definitive proxy statement and prospectus and accompanying documents on or about November 23, 2009, thereby giving stockholders at least five weeks to vote on the Reorganization prior to the Meeting.

To summarize, the following documents, among others, are being filed with the Reorganization Registration Statement:

•                        the current prospectus and statement of additional information of Commodities Alpha, each dated November 28, 2008;

•                        the current prospectus and statement of additional information of Natural Resource, each dated June 30, 2009;

•                        the Annual Report to Stockholders of Natural Resource as of February 28, 2009; and

•                        the Annual Report to Shareholders of Commodities Alpha as of July 31, 2009.

The following documents will be filed with the N-14 Pre-Effective Amendment:

•                        the updated prospectus and statement of additional information of Commodities Alpha, each dated November 18, 2009 (assuming our acceleration request is granted); and

•                        the Semi-Annual Report to Stockholders of Natural Resource as of August 31, 2009.

Should you have any questions regarding the Reorganization Registration Statement or the foregoing matters, please do not hesitate to contact me at 212.296.6982 (tel) or 212.404.4691 (fax) or Sheelyn M. Michael at 212.698.3623 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.

Edward J. Meehan, Jr.

cc:	Richard Pfordte
Frank Donaty

(2)          We anticipate filing post-effective amendment no. 13 to the Registrant’s Registration Statement on Form N-1A under Rule 485(b) under the Securities Act to respond to any SEC staff comments to the Commodities Alpha Post-Effective Amendment prior to November 18, 2009.